Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for income taxes [Abstract]
Current	$ 1,751,750	$ 571,198	$ 1,775,477
Deferred	(766,497)	892,547	(118,198)
Total	$ 985,253	$ 1,463,745	$ 1,657,279